Taxes (Details) - Schedule of Provision for Income Tax - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Provision for Income Tax [Line Items]
Deferred income tax benefit
Income tax provision	1,098,087		9,992
Current income tax expense [Member]
Schedule of Provision for Income Tax [Line Items]
Current income tax expense	$ 1,098,087		$ 9,992